UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03111 and 811-21301

Name of Fund: CMA Tax-Exempt Fund and Master Tax-Exempt LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, CMA Tax-
Exempt Fund and Master Tax-Exempt LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2010

Date of reporting period: 03/31/2010

Item 1 – Report to Stockholders

Annual Report

March 31, 2010

CMA Tax-Exempt Fund

2 CMA TAX-EXEMPT FUND

MARCH 31, 2010

Dear Shareholder

The past year has seen a remarkable turnaround from the conditions that plagued the global economy and financial markets in 2008 through early

2009. In our opinion, the “Great Recession” likely ended at some point last summer, thanks primarily to massive fiscal and monetary stimulus. From that point, the global economy has moved into recovery mode and, we believe, is getting ready to start transitioning into an expansion.

Global equity markets bottomed in early 2009 and since that time have soared dramatically higher as investors were lured back into the markets by depressed valuations, desire for higher yields and increasing confidence that all-out financial disaster had been averted. There have been several correc-

tions along the way and volatility levels have remained elevated — reflections of mixed economic data, lingering deflation issues (especially in Europe)

and concerns over the future direction of interest rates. On balance, however, strong corporate earnings and a positive macro backdrop have helped keep the equity bull market intact. From a geographic perspective, US equities have generally outpaced their international counterparts in recent months, as the domestic economic recovery has been more pronounced.

Within fixed income markets, improving economic conditions, concerns over the US deficit and a lack of demand at recent Treasury auctions have recently conspired to push Treasury yields higher (and prices correspondingly lower). In this environment, Treasuries have dramatically underperformed other areas of the bond market, particularly the high yield sector, which has been benefiting from increased investor demand. Meanwhile, municipal bonds outperformed taxable sectors over the twelve-month period thanks to continued high demand levels, but have struggled in recent months against a weak fundamental backdrop marked by ongoing state and local budget problems. As in the taxable arena, high yield municipals have been outper-

forming the rest of the market.

Regarding cash investments, yields on money market securities remain near all-time lows (producing returns only marginally above zero percent), with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an

“extended period.”

Against this backdrop, the major market averages posted the following returns:
Total Returns as of March 31, 2010	6-month	12-month
US equities (S&P 500 Index)	11.75%	49.77%
Small cap US equities (Russell 2000 Index)	13.07	62.76
International equities (MSCI Europe, Australasia, Far East Index)	3.06	54.44
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.05	0.17
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(2.62)	(6.30)
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	1.99	7.69
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	0.28	9.69
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	10.97	55.64

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Global financial markets continue to show signs of improvement, but questions about the strength and sustainability of the recovery abound. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder®

magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your invest-

ments, and we look forward to your continued partnership in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Information
Current Seven-Day Yields
	7-Day	7-Day
	SEC Yield	Yield
As of March 31, 2010	0.04%	0.04%

The 7-Day SEC Yield may differ from the 7-Day Yield shown above due to the fact that the 7-Day SEC Yield excludes distributed capital gains.
Past performance is not indicative of future results.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including administration fees, distribution fees including 12b-1 fees and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on October 1, 2009 and held through March 31,
2010) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

		Actual			Hypothetical[2]
		Ending			Ending
	Beginning	Account Value		Beginning	Account Value
	Account Value	March 31,	Expenses Paid	Account Value	March 31,	Expenses Paid
	October 1, 2009	2010	During the Period[1]	October 1, 2009	2010	During the Period[1]
CMA Tax-Exempt Fund	$1,000	$1,000.40	$2.79	$1,000	$1,022.11	$2.82

1 Expenses are equal to the Fund’s annualized expense ratio of 0.56%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the Master LLC in which it invests.
2 Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

4 CMA TAX-EXEMPT FUND

MARCH 31, 2010

Statement of Assets and Liabilities

March 31, 2010	CMA Tax-Exempt Fund
Assets
Investment at value — Master Tax-Exempt LLC
(the "Master LLC") (cost — $5,606,282,347)	$ 5,606,282,347
Withdrawals receivable from the Master LLC	582
Prepaid expenses	231,050
Total assets	5,606,513,979
Liabilities
Administration fees payable	861,262
Officer's fees payable	877
Capital shares redeemed payable	582
Distribution fees payable	38
Income dividends payable	35
Other accrued expenses payable	132,584
Total liabilities	995,378
Net Assets	$ 5,605,518,601
Net Assets Consist of
Paid-in capital	$ 5,605,513,840
Accumulated net realized gain allocated
from the Master LLC	4,761
Net Assets, $1.00 net asset value per share,
5,605,580,985 shares outstanding, unlimited number
of shares authorized, par value $0.10 per share	$ 5,605,518,601

Statement of Operations
Year Ended March 31, 2010	CMA Tax-Exempt Fund
Investment Income
Interest	$ 138
Net investment income allocated from the Master LLC:
Interest	47,334,110
Expenses	(12,397,500)
Total income	34,936,748
Expenses
Administration	20,360,908
Distribution	10,131,716
Federal insurance	1,952,975
Transfer agent	1,474,039
Registration	745,756
Printing	142,477
Professional	95,101
Officer	3,740
Miscellaneous	40,180
Total expenses	34,946,892
Less fees waived and reimbursed by administrator	(2,167,100)
Less distribution fees waived	(5,059,506)
Total expenses after fees waived	27,720,286
Net investment income	7,216,462
Realized Gain Allocated from the Master LLC
Net realized gain from investments	225,748
Net Increase in Net Assets Resulting from Operations	$ 7,442,210

See Notes to Financial Statements.

CMA TAX-EXEMPT FUND

MARCH 31, 2010

Statements of Changes in Net Assets	CMA Tax-Exempt Fund
	Year Ended March 31,
Increase (Decrease) in Net Assets:	2010	2009
Operations
Net investment income	$ 7,216,462	$ 134,154,635
Net realized gain	225,748	176,154
Net increase in net assets resulting from operations	7,442,210	134,330,789
Dividends and Distributions to Shareholders From
Net investment income	(7,216,462)	(134,154,635)
Net realized gain	(42,259)	—
Net decrease in net assets resulting from dividends and distributions to shareholders	(7,258,721)	(134,154,635)
Capital Share Transactions
Net proceeds from sale of shares	36,432,105,498	63,269,474,201
Reinvestment of dividends and distributions	7,258,721	134,148,823
Cost of shares redeemed	(41,113,573,115)	(64,127,859,887)
Net decrease in net assets derived from capital share transactions	(4,674,208,896)	(724,236,863)
Net Assets
Total decrease in net assets	(4,674,025,407)	(724,060,709)
Beginning of year	10,279,544,008	11,003,604,717
End of year	$ 5,605,518,601	$10,279,544,008

See Notes to Financial Statements.

6 CMA TAX-EXEMPT FUND

MARCH 31, 2010

Financial Highlights				CMA Tax-Exempt Fund
		Year Ended March 31,
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0008	0.0125	0.0290	0.0302	0.0222
Net realized gain (loss)	0.0000	0.0000	0.0002	0.0001	(0.0000)
Net increase from investment operations	0.0008	0.0125	0.0292	0.0303	0.0222
Dividends and distributions from:
Net investment income	(0.0008)	(0.0125)	(0.0290)	(0.0302)	(0.0222)
Net realized gain	(0.0000)	—	—	—	—
Total dividends and distributions	(0.0008)	—	—	—	—
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.08%	1.26%	2.94%	3.05%	2.24%
Ratios to Average Net Assets[2]
Total expenses	0.58%	0.57%	0.55%	0.55%	0.55%
Total expenses after fees waived	0.49%	0.57%	0.55%	0.55%	0.55%
Net investment income	0.09%	1.24%	2.87%	3.03%	2.21%
Supplemental Data
Net assets, end of year (000)	$5,605,519	$ 10,279,544	$ 11,003,605	$ 9,257,629	$ 8,761,108

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.
2 Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

See Notes to Financial Statements.

CMA TAX-EXEMPT FUND

MARCH 31, 2010

Notes to Financial Statements CMA Tax-Exempt Fund

1. Significant Accounting Policies:

CMA Tax-Exempt Fund (the “Fund”) is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company. The Fund is organized as a Massachusetts business trust. The Fund seeks to achieve its investment objective by investing all of its assets in Master Tax-
Exempt LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The Master LLC is organized as a Delaware limited liability company. The value of the Fund’s investment in the
Master LLC reflects the Fund’s proportionate interest in the net assets of the Master LLC. The percentage of the Master LLC owned by the Fund at March 31, 2010 was 86.3%. The performance of the Fund is directly affected by the performance of the Master LLC. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the
Fund’s financial statements. The Board of Trustees of the Fund and the
Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board.” The Fund’s financial statements are prepared in conformity with accounting principles gen-
erally accepted in the United States of America (“US GAAP”), which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund records its investment in the Master LLC at fair value. Valuation of securities held by the Master LLC is discussed in Note
1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report. The Fund seeks to maintain the net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Measurements: Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to:
quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilties in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market — corroborated inputs)

• Level 3 — unobservable inputs based on the best information avail-
able in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2010, the Fund’s investment in the Master LLC was classified as Level 2. The Fund believes more relevant disclosure regard-
ing fair value measurements relate to the Master LLC, which is disclosed in Note 1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in the report.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions in the Master LLC are accounted for on a trade date basis. The Fund records daily its proportionate share of the Master LLC’s income, expenses and realized gains and losses. In addition, the Fund accrues its own income and expenses.

Dividends and Distributions: Dividends from net investment income are declared and reinvested daily. Distributions of realized gains, if any, are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal Income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regu-
lated investment companies and to distribute substantially all of its tax-
able income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of lim-
itations on the Fund’s US federal tax returns remains open for each of the four years ended March 31, 2010. The statutes of limitations on the
Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax posi-
tions that require recognition of a tax liability.

Recent Accounting Standard: In January 2010, the Financial Accounting
Standards Board issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It

8 CMA TAX-EXEMPT FUND

MARCH 31, 2010

Notes to Financial Statements (continued) CMA Tax-Exempt Fund also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effec-
tive for financial statements for fiscal years beginning after December
15, 2009, and interim periods within those fiscal years, except for dis-
closures about purchases, sales, issuances and settlements in the roll-
forward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim peri-
ods within those fiscal years. The impact of this guidance on the Fund’s financial statements and disclosures is currently being assessed.

Other: Expenses directly related to the Fund are charged to that Fund.
Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of
Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Administration Agreement and Other Transactions with
Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America
Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

The Fund has entered into an Administration Agreement with BlackRock
Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays a monthly fee at an annual rate of 0.25% of the Fund’s average daily net assets. The Fund does not pay an advisory fee or investment man-
agement fee.

The Fund has entered into a Distribution Agreement and Shareholder
Servicing Plan (the “Distribution Plan”) with BlackRock Investments, LLC
(“BRIL”), an affiliate of BlackRock.

Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL an ongoing distribution fee. The fee is accrued daily and paid monthly at the annual rate of 0.125% of the Fund’s average daily net assets. The ongoing distribution fee com-
pensates BRIL for providing distribution related services to shareholders.

In addition, the Administrator and BRIL voluntarily agreed to waive a por-
tion of their respective administration and distribution fees and/or reim-
burse operating expenses to enable the Fund to maintain minimum levels of net investment income. These amounts are shown as fees waived and reimbursed by administrator and distribution fees waived in the Statement of Operations. The Administrator and BRIL may discon-
tinue the waiver or reimbursement at any time.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for compensation paid to the Fund’s Chief Compliance Officer.

3. Capital Share Transactions:

The number of shares sold, reinvested and redeemed correspond to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

4. Federal Insurance:

The Fund participated in the US Treasury Department’s Temporary
Guarantee Program for Money Market Funds (the “Program”). As a result of the Fund’s participation in the Program, in the event the Fund’s net asset value fell below $0.995 per share, shareholders in the Fund would have had federal insurance of $1.00 per share up to the lesser of a shareholder’s balance in the Fund as of the close of business on
September 19, 2008, or the amount held in the Fund by the share-
holder on the date that the guarantee was triggered. Any increase in the number of shares in a shareholder’s account after the close of business on September 19, 2008 and any investments after a shareholder closed their account would not have been guaranteed. As a participant in the
Program, which expired September 18, 2009, the Fund paid a participa-
tion fee of 0.03% for the period December 19, 2008 through
September 18, 2009 of the Fund’s shares outstanding value as of
September 19, 2008. The participation fee for the period April 1, 2009 to September 18, 2009 is included in federal insurance in the
Statement of Operations.

CMA TAX-EXEMPT FUND

MARCH 31, 2010

Notes to Financial Statements (concluded) CMA Tax-Exempt Fund

5. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the
United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent difference as of March
31, 2010 attributable to the use of equalization was reclassified to the following accounts:

Paid-in capital	$ 209,196
Accumulated net realized gain allocated from the Master LLC	$(209,196)

The tax character of distributions paid during the fiscal years ended
March 31, 2010 and March 31, 2009 was as follows:

	3/31/2010	3/31/2009
Tax-exempt income	$ 7,216,462	$134,154,635
Ordinary income[1]	147,820	—
Long-term capital gains[1]	103,635	693,710
Total distributions	$ 7,467,917	$134,848,345

1 Distribution amounts may include a portion of the proceeds from redeemed shares.

As of March 31, 2010, there were no significant differences between the book and tax components of net assets.

6. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the
Fund’s financial statements was completed through the date the finan-
cial statements were issued and the following item was noted:

On May 19, 2010, the Board approved a name change for CMA Tax-
Exempt Fund to BIF Tax-Exempt Fund. The name change will be effective
June, 18, 2010.

10 CMA TAX-EXEMPT FUND

MARCH 31, 2010

Report of Independent Registered Public Accounting Firm

CMA Tax-Exempt Fund

To the Shareholders and Board of Trustees of
CMA Tax-Exempt Fund:

We have audited the accompanying statement of assets and liabilities of CMA Tax-Exempt Fund (the “Fund”) as of March 31, 2010, and the
related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial high-
lights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over finan-
cial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by manage-
ment, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CMA Tax-Exempt Fund as of March 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in con-
formity with accounting principles generally accepted in the United
States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 27, 2010

Important Tax Information (Unaudited)

All of the net investment income distributions paid by CMA Tax-Exempt
Fund during the taxable year ended March 31, 2010 qualify
as tax-exempt interest dividends for federal income tax purposes.

Additionally, the Fund paid a taxable ordinary distribution of $0.000005 per share to shareholders of record on December 8, 2009.

CMA TAX-EXEMPT FUND

MARCH 31, 2010

Portfolio Information as of March 31, 2010		Master Tax-Exempt LLC
Portfolio Composition
Percent of
Net Assets
Variable Rate Demand Obligations	74%
Fixed Rate Notes	20
Tax-Exempt Commercial Paper	4
Put Bonds	2
Total	100%

12 CMA TAX-EXEMPT FUND

MARCH 31, 2010

Schedule of Investments March 31, 2010

Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alabama — 1.1%
Huntsville IDB, Refunding RB, VRDN, AMT,
0.44%, 4/07/10 (a)	$ 2,515	$ 2,515,000
Mobile IDB, RB, Alabama Power Co., Barry
Plant Project, Mandatory Put Bonds:
First Series, 1.40%, 7/16/10	5,800	5,800,000
VRDN, 1.40%, 7/16/10 (a)	16,500	16,500,000
Spanish Fort Redevelopment Authority, Macon Trust,
RB, VRDN Certificates, Bank of America, Series
2007-306, 0.39%, 4/07/10 (a)(b)	15,450	15,450,000
University of Alabama, RB, ROCS,
VRDN, Series II-R-12295 (BHAC),
0.30%, 4/07/10 (a)(b)(c)	28,710	28,710,000
		68,975,000
Alaska — 1.0%
Alaska Housing Finance Corp., RB, VRDN, State
Capital Project, Series C, 0.30%, 4/07/10 (a)	4,955	4,955,000
Alaska International Airports System, Refunding RB,
VRDN, System, Series A, AMT, 0.32%, 4/07/10 (a)	4,000	4,000,000
City of Valdez Alaska, RB, VRDN, ConocoPhillips Co.,
Series A, 0.30%, 4/07/10 (a)	38,000	38,000,000
City of Valdez Alaska, Refunding RB, VRDN,
ConocoPhillips Co., Series B, 0.28%, 4/07/10 (a)	20,000	20,000,000
		66,955,000
Arizona — 1.6%
Ak-Chin Indian Community, RB, VRDN,
0.32%, 4/07/10 (a)	20,000	20,000,000
Arizona Health Facilities Authority, RB, FLOATS, VRDN,
Series 1782, 0.29%, 4/07/10 (a)(b)	13,795	13,795,000
Maricopa County IDA Arizona, Refunding RB, VRDN,
Villas Solanas Apartments, Series A, AMT (FNMA),
0.36%, 4/07/10 (a)	6,200	6,200,000
Maricopa County Public Finance Corp.
Arizona, RB, FLOATS, VRDN, Series 1863,
0.29%, 4/07/10 (a)(b)	8,440	8,440,000
Salt River Pima-Maricopa Indian Community, RB,
VRDN (a):
0.32%, 4/07/10	31,195	31,195,000
0.34%, 4/07/10	15,184	15,184,000
Tempe IDA Arizona, RB, VRDN, Friendship Village
Project, Series C, 0.27%, 4/07/10 (a)	9,200	9,200,000
		104,014,000

	Par
Municipal Bonds	(000)	Value
California — 6.5%
California Communities Note Program, RB, TRAN:
2.00%, 6/30/10	$ 45,500	$ 45,629,253
Series A-5, 2.00%, 6/30/10	12,000	12,043,740
California HFA, Austin Trust, RB, VRDN Certificates,
Bank of America, Series 2008-1100, AMT,
0.37%, 4/07/10 (a)(b)	3,290	3,290,000
California Municipal Finance Authority, RB, PUTTERS,
VRDN, Series 2410, AMT, 0.44%, 4/07/10 (a)(b)	2,130	2,130,000
California Rural Home Mortgage Finance Authority,
Refunding RB, VRDN, Draw Down, AMT,
Mandatory Put Bonds, 0.48%, 5/01/10 (a)	45,217	45,216,600
California School Cash Reserve Program Authority,
RB, 2009-2010 Senior Bonds, Series A,
2.50%, 7/01/10	88,500	88,921,122
City of Los Angeles California, GO, TRAN:
2.50%, 4/28/10	28,500	28,544,643
2.50%, 5/28/10	61,600	61,798,991
County of Los Angeles California, RB, TRAN, Series A,
2.50%, 6/30/10	60,000	60,252,150
Downey School Facilities Financing Authority,
Puttable Floating Option Tax-Exempt Receipts,
Refunding RB, FLOATS, VRDN, Series 4066,
0.54%, 4/07/10 (a)(b)	4,000	4,000,000
Golden State Tobacco Securitization Corp.
California, RB, FLOATS, VRDN, Series 2215,
0.36%, 4/07/10 (a)(b)	22,500	22,500,000
Golden State Tobacco Securitization Corp. California,
Refunding RB, FLOATS, VRDN (a)(b):
Series 2040, 0.36%, 4/07/10	8,000	8,000,000
Series 2954, 0.36%, 4/07/10	2,000	2,000,000
Los Angeles Unified School District California, GO,
TRAN, 2.00%, 8/12/10	22,200	22,311,719
San Francisco City & County Airports Commission,
Refunding RB, Second Series A, Mandatory Put
Bonds, 0.75%, 9/15/10	9,300	9,300,000
San Mateo Union High School District California,
GO, ROCS, VRDN, Series II-R-11578PB (AGC),
0.32%, 4/07/10 (a)(b)(c)	9,485	9,485,000
		425,423,218

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	GNMA	Government National Mortgage Association	MSTR	Municipal Securities Trust Receipts
AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds	PSF-GTD	Permanent School Fund Guaranteed
AMT	Alternative Minimum Tax (subject to)	HDA	Housing Development Authority	PCRB	Pollution Control Revenue Bonds
ARS	Auction Rate Securities	HFA	Housing Finance Agency	PUTTERS	Puttable Tax-Exempt Receipts
BAN	Bond Anticipation Notes	HRB	Housing Revenue Bonds	Q-SBLF	Qualified School Bond Loan Fund
BHAC	Berkshire Hathaway Assurance Corp.	IDA	Industrial Development Authority	RAN	Revenue Anticipation Notes
COP	Certificates of Participation	IDB	Industrial Development Board	RB	Revenue Bonds
DRIVERS	Derivative Inverse Tax-Exempt Receipts	IDRB	Industrial Development Revenue Bonds	ROCS	Reset Option Certificates
EDA	Economic Development Authority	ISD	Independent School District	S/F	Single-Family
EDC	Economic Development Corp.	LIFERS	Long Inverse Floating Exempt Receipts	SPEARS	Short-Puttable Exempt Adjustable Receipts
ERS	Extendible Reset Securities	M/F	Multi-Family	STARS	Short-Term Adjustable Rate Securities
FHLMC	Federal Home Loan Mortgage Corp.	MERLOTS	Municipal Exempt Receipts Liquidity	TECP	Tax-Exempt Commercial Paper
FLOATS	Floating Rate Securities		Optional Tenders	TRAN	Tax Revenue Anticipation Notes
FNMA	Federal National Mortgage Association	MRB	Mortgage Revenue Bonds	VRDN	Variable Rate Demand Notes
				VRDP	Variable Rate Demand Preferred

CMA TAX-EXEMPT FUND

MARCH 31, 2010

Schedule of Investments (continued)

Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Colorado — 1.8%
City of Colorado Springs Colorado, Refunding RB,
VRDN, Subordinate Lien, Series A,
0.33%, 4/07/10 (a)	$ 34,875	$ 34,875,000
Colorado Educational & Cultural Facilities Authority,
RB, VRDN, Nature Conservatory, Series A-TE,
0.34%, 4/07/10 (a)	8,400	8,400,000
Colorado Health Facilities Authority, Refunding RB,
VRDN, Catholic Healthcare (a):
Series B-1, 0.31%, 4/07/10	3,165	3,165,000
Series B-6, 0.31%, 4/07/10	7,900	7,900,000
Colorado Housing & Finance Authority, RB, VRDN,
Class I (a):
M/F, Series C-4, 0.31%, 4/07/10	4,580	4,580,000
Series B-2, AMT, 0.29%, 4/07/10	25,000	25,000,000
Colorado School of Mines, Refunding RB, VRDN,
Series A, 0.31%, 4/07/10 (a)	7,900	7,900,000
County of Pitkin Colorado, Refunding RB, VRDN,
Aspen Skiing Co. Project, Series B, AMT,
0.32%, 4/07/10 (a)	4,500	4,500,000
El Paso County School District No. 49-Falcon, Eclipse
Funding Trust, COP, VRDN, Series 2006-0101,
Solar Eclipse, 0.29%, 4/07/10 (a)(b)	11,150	11,150,000
Fiddlers Business Improvement District Colorado, GO,
Refunding, VRDN, 0.39%, 4/07/10 (a)	4,200	4,200,000
Town of Telluride Colorado, RB, VRDN, Valley Floor
Open Space Project, 1.55%, 4/07/10 (a)	5,205	5,205,000
		116,875,000
Connecticut — 1.4%
Connecticut State Health & Educational Facility
Authority, Austin Trust, RB, VRDN Certificates,
Bank of America, Series 2008-352,
0.32%, 4/07/10 (a)(b)	4,700	4,700,000
Connecticut State Health & Educational Facility
Authority, Refunding RB, VRDN, Gaylord Hospital,
Series B, 0.30%, 4/07/10 (a)	2,700	2,700,000
State of Connecticut, GO, BAN, Series A,
2.00%, 4/28/10	70,000	70,081,739
State of Connecticut, JPMorgan Chase PUTTERS/
DRIVERS Trust, GO, PUTTERS, VRDN, Series 3411,
0.30%, 4/07/10 (a)(b)(c)	10,965	10,965,000
		88,446,739
District of Columbia — 1.0%
District of Columbia, GO, Deutsche Bank SPEARS/
LIFERS Trust, VRDN, Series DB-463 (AGM),
0.32%, 4/07/10 (a)(b)	8,411	8,411,000
District of Columbia, GO, FLOATS, VRDN, Series 1920,
0.29%, 4/07/10 (a)(b)	15,920	15,920,000
District of Columbia, RB, VRDN, American University,
0.32%, 4/07/10 (a)	7,400	7,400,000
District of Columbia, Refunding RB, VRDN,
Series B (a):
0.31%, 4/07/10	6,110	6,110,000
Howard, 0.29%, 4/07/10	4,600	4,600,000
Washington Convention Center Authority,
Refunding RB, FLOATS, VRDN (BHAC) (a)(b):
Series 1730, 0.31%, 4/07/10	6,665	6,665,000
Series 1731, 0.31%, 4/07/10	6,665	6,665,000
Series 1736, 0.31%, 4/07/10	7,830	7,830,000
		63,601,000

	Par
Municipal Bonds	(000)	Value
Florida — 4.7%
Brevard County Housing Finance Authority, RB,
VRDN, Timber Trace Apartments Project, AMT,
0.32%, 4/07/10 (a)	$ 10,000	$ 10,000,000
County of Escambia Florida, RB, VRDN, Gulf Power Co.
Project, First Series, Mandatory Put Bonds, 1.75%,
4/21/10 (a)	10,000	10,000,000
County of Hillsborough Florida, TECP, 0.32%, 9/01/10	3,685	3,685,000
County of St. John's Florida, Deutsche Bank SPEARS/
LIFERS Trust, RB, SPEARS, VRDN, Series DB-486,
0.32%, 4/07/10 (a)(b)	8,930	8,930,000
County of St. John's Florida, RB, ROCS, VRDN,
Series II-R-755PB, 0.33%, 4/07/10 (a)(b)	18,200	18,200,000
Florida Housing Finance Corp., MRB, VRDN, Wexford
Apartments, Series P, AMT, 0.34%, 4/07/10 (a)	5,900	5,900,000
Florida Housing Finance Corp., RB, VRDN,
Savannah Springs Apartments, Series N, AMT,
0.37%, 4/07/10 (a)	6,800	6,800,000
Florida Hurricane Catastrophe Fund Finance
Corp., RB, ROCS, VRDN, Series II-R-11549,
0.30%, 4/07/10 (a)(b)	4,915	4,915,000
Florida State Board of Education, GO, ROCS, VRDN,
Series II-R-12288, 0.30%, 4/07/10 (a)(b)(c)	8,000	8,000,000
Florida State Department of Transportation,
Refunding RB, PUTTERS, VRDN, Series 2539,
0.29%, 4/07/10 (a)(b)	3,555	3,555,000
Fort Pierce Redevelopment Agency, Eclipse
Funding Trust, Tax Allocation Bonds, VRDN,
Series 2006-0130, Solar Eclipse,
0.29%, 4/07/10 (a)(b)	3,915	3,915,000
Hillsborough County Housing Finance Authority,
HRB, VRDN, Brandon, Series A, AMT (FNMA),
0.32%, 4/07/10 (a)	5,630	5,630,000
Jacksonville Economic Development Commission,
RB, VRDN, Lee & Cates Glass Inc. Project, AMT,
0.45%, 4/07/10 (a)	7,835	7,835,000
Jacksonville Economic Development Commission,
Refunding RB, VRDN, Shands Medical Center, Inc.
Project, 0.30%, 4/07/10 (a)	5,500	5,500,000
Jacksonville Electric Authority Florida, Refunding RB,
VRDN (a):
Series 3-B-2, 0.29%, 4/07/10	6,085	6,085,000
Series 3-B-3, 0.29%, 4/07/10	8,455	8,455,000
Sub-Series A-2, 0.30%, 4/07/10	6,845	6,845,000
Jacksonville Port Authority, RB, VRDN, Mitsui OSK
Lines Ltd., AMT, 0.32%, 4/07/10 (a)	14,250	14,250,000
Manatee County Housing Finance Authority, HRB,
VRDN, Village at Cortez Apartments, Series A, AMT
(FNMA), 0.32%, 4/07/10 (a)	11,500	11,500,000
Orlando & Orange County Expressway Authority, RB,
VRDN, Eagle Tax-Exempt Trust, Series 2007-0145,
Class A (BHAC), 0.30%, 4/07/10 (a)(b)	11,300	11,300,000
Orlando Utilities Commission, RB, ROCS, VRDN,
Series II-R-11818PB, 0.33%, 4/07/10 (a)(b)(c)	26,155	26,155,000
Orlando Utilities Commission, Refunding RB,
Series B-1, 2.00%, 6/01/10	43,000	43,112,753
Palm Beach County Educational Facilities Authority,
Refunding RB, VRDN, Educational Facilities, Atlantic
University Inc., 0.32%, 4/07/10 (a)	9,655	9,655,000
Sarasota County Public Hospital District, Refunding
RB, VRDN, Sarasota Memorial Hospital, Series A,
0.27%, 4/07/10 (a)	19,800	19,800,000
Sunshine State Governmental Financing Commission,
RB, VRDN, 0.36%, 4/07/10 (a)	18,620	18,620,000

See Notes to Financial Statements.

14 CMA TAX-EXEMPT FUND

MARCH 31, 2010

Schedule of Investments (continued)

Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
University of South Florida Research Foundation Inc.,
RB, VRDN, University Technology Center Research,
0.34%, 4/07/10 (a)	$ 7,500	$ 7,500,000
Volusia County IDA, Refunding RB, VRDN, Retirement
Housing Foundation, 0.27%, 4/07/10 (a)	9,200	9,200,000
Volusia County School Board, Eclipse Funding Trust,
COP, Refunding, VRDN, Series 2007-0036, Solar
Eclipse (AGM), 0.29%, 4/07/10 (a)(b)	7,345	7,345,000
		302,687,753
Georgia — 0.9%
Monroe County Development Authority Georgia,
Refunding RB, VRDN, Georgia Power Co. Plant
Scherer Project, Mandatory Put Bonds, 0.80%,
1/07/11 (a)	6,000	6,000,000
Municipal Electric Authority of Georgia, RB, BAN,
Plant Vogtle, Series A, 1.50%, 5/25/10	14,000	14,018,866
Municipal Electric Authority of Georgia,
Refunding RB, VRDN, Project No. 1, Sub-Series B,
0.35%, 4/07/10 (a)	10,000	10,000,000
State of Georgia, GO, ROCS, VRDN,
Series II-R-11536PB, 0.33%, 4/07/10 (a)(b)	26,120	26,120,000
Whitfield County Development Authority, RB, VRDN,
Aladdin Manufacturing Corp. Project, AMT,
0.53%, 4/07/10 (a)	3,100	3,100,000
		59,238,866
Illinois — 8.3%
BB&T Municipal Trust, RB, FLOATS, VRDN,
Series 5001, 0.43%, 4/07/10 (a)(b)(c)	13,951	13,950,509
City of Chicago Illinois, Deutsche Bank SPEARS/
LIFERS Trust, SPEARS, RB, VRDN (a)(b):
Series DB-502 (AGM), 0.32%, 4/07/10	41,135	41,135,000
Series DBE-534, 0.32%, 4/07/10	2,245	2,245,000
City of Chicago Illinois, Eclipse Funding Trust, GO,
Refunding, VRDN, Series 2006-0038, Solar Eclipse,
0.29%, 4/07/10 (a)(b)	10,700	10,700,000
City of Chicago Illinois, GO, Refunding, VRDN,
Project: (a):
Series B-1, 0.28%, 4/07/10	13,500	13,500,000
Series B-3, 0.28%, 4/07/10	13,725	13,725,000
City of Chicago Illinois, RB, VRDN (a):
ROCS, Series II-R-239, AMT (AGM),
0.36%, 7/01/11 (b)	3,700	3,700,000
Second Lien, Series B, AMT, 0.36%, 4/07/10	17,549	17,549,000
Second Lien, Sub-Series 2000-1,
0.32%, 4/07/10	11,000	11,000,000
City of Chicago Illinois, Refunding RB, VRDN,
Sub-Series 04-3, 0.29%, 4/07/10 (a)(b)	3,205	3,205,000
County of Cook Illinois, GO, ROCS,
VRDN, Series II-R-10359 (AGM),
0.30%, 4/07/10 (a)(b)(c)	30,920	30,920,000
Illinois Finance Authority, RB, VRDN (a):
Art Institute of Chicago, 0.32%, 4/07/10	11,450	11,450,000
Art Institute of Chicago, Series B-1,
0.30%, 4/07/10	5,090	5,090,000
Revolving Fund Pooled, Series D,
0.30%, 4/07/10	16,050	16,050,000
Rush University Medical Center, Series A,
0.29%, 4/07/10	4,000	4,000,000

	Par
Municipal Bonds	(000)	Value
Illinois (concluded)
Illinois Finance Authority, Refunding RB, VRDN (a):
Art Institute of Chicago, 0.32%, 4/07/10	$ 23,600	$ 23,600,000
Eagle Tax-Exempt Trust, Series 2006-0118,
Class A, 0.30%, 4/07/10 (b)	3,150	3,150,000
Elmhurst Memorial Healthcare, Series B,
0.29%, 4/07/10	5,100	5,100,000
Wesleyan University, 0.29%, 4/07/10	2,325	2,325,000
Illinois State Toll Highway Authority, RB, VRDN, Senior
Priority, Series A-1, 0.32%, 4/07/10 (a)	45,700	45,700,000
Illinois State Toll Highway Authority, Refunding RB,
VRDN (AGM) (a):
Senior Priority, Series A-2, 0.29%, 4/07/10	5,700	5,700,000
Series B, 0.33%, 4/07/10	12,235	12,235,000
Regional Transit Authority, Refunding RB, VRDN, ERS,
Series B, 0.70%, 12/27/10 (a)	31,500	31,500,000
State of Illinois, GO, VRDN, Series B,
2.54%, 4/07/10 (a)	198,800	198,800,000
University of Illinois, Refunding RB, VRDN, Eagle
Tax-Exempt Trust, Series 2006-0124, Class A,
0.30%, 4/07/10 (a)(b)	10,000	10,000,000
		536,329,509
Indiana — 2.2%
City of Indianapolis Indiana, RB, VRDN, New Bridges
Apartments Project, 0.49%, 4/07/10 (a)	3,660	3,660,000
City of Michigan City Indiana, RB, VRDN, Palatek
Project, AMT, 0.50%, 4/07/10 (a)	5,000	5,000,000
City of Portage Indiana, RB, VRDN, Breckenridge
Apartments Project, AMT, 0.36%, 4/07/10 (a)	4,650	4,650,000
Hartford City Indiana, RB, VRDN, Petoskey Plastics
Inc., AMT, 0.50%, 4/07/10 (a)	5,200	5,200,000
Indiana Development Finance Authority, RB, VRDN (a):
Educational Facilities, Industrial Museum of Art,
0.32%, 4/07/10	43,000	43,000,000
PSI Energy Inc. Projects, Series A, AMT,
0.38%, 4/07/10	32,550	32,550,000
Indiana Finance Authority, RB, Mandatory Put Bonds:
Ascension Health, Series E6, 0.39%, 3/15/11 (d)	6,000	6,000,000
VRDN, Ascension, Series E5, 0.33%, 6/15/10 (a)	3,060	3,060,000
Indiana Finance Authority, Refunding RB, VRDN (a):
Duke Energy Indiana Project, Series A-1, AMT,
0.34%, 4/07/10	6,000	6,000,000
Duke Energy Indiana Project, Series A-5,
0.30%, 4/07/10	7,000	7,000,000
Sisters of St. Francis, Series B, 0.29%, 4/07/10	3,700	3,700,000
Indianapolis Local Public Improvement Bond Bank,
Refunding RB, ROCS, VRDN, Series II-R-11779
(AGC), 0.31%, 4/07/10 (a)(b)(c)	24,825	24,825,000
		144,645,000
Iowa — 1.0%
City of Clear Lake Iowa, RB, VRDN, Joe Corbi's Pizza
Project, AMT, 0.44%, 4/07/10 (a)	3,380	3,380,000
County of Louisa Iowa, Refunding RB, FLOATS,
VRDN, Iowa-Illinois Gas & Electric Co., Series A,
0.35%, 4/07/10 (a)(b)	10,000	10,000,000
Iowa Finance Authority, MRB, VRDN, Series H, AMT
(GNMA), 0.31%, 4/07/10 (a)	23,000	23,000,000

See Notes to Financial Statements.

CMA TAX-EXEMPT FUND

MARCH 31, 2010

Schedule of Investments (continued)

Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Iowa (concluded)
Iowa Finance Authority, RB:
RAN, Senior, Iowa School, Series A,
2.50%, 6/23/10	$ 14,900	$ 14,966,476
VRDN, Edgewater A. Wesley, Series E,
0.27%, 4/07/10 (a)	7,440	7,440,000
State of Iowa, Barclays Capital Municipal Trust
Receipts, RB, FLOATS, VRDN, Series 13B-C,
0.32%, 4/07/10 (a)(b)(c)	6,200	6,200,000
		64,986,476
Kansas — 0.2%
City of Wichita Kansas, GO, Temporary Notes,
Series 232, 0.75%, 8/19/10	95	95,054
Counties of Sedgwick & Shawnee Kansas, JPMorgan
Chase PUTTERS/DRIVERS Trust, Refunding RB,
PUTTERS, VRDN, Series 3206, AMT (GNMA),
0.39%, 4/07/10 (a)(b)(c)	6,270	6,270,000
Counties of Sedgwick & Shawnee Kansas, RB,
FLOATS, VRDN, Series 2480, AMT (GNMA),
0.34%, 4/07/10 (a)(b)	8,340	8,340,000
		14,705,054
Kentucky — 2.5%
Campbell & Kenton Counties Sanitation District No. 1
Kentucky, RB, MSTR, VRDN, Series SGA 130 (AGM),
0.37%, 4/07/10 (a)(b)	11,000	11,000,000
County of Boyd Kentucky, RB, VRDN, Air Products
& Chemicals Project, AMT, 0.43%, 4/07/10 (a)	3,775	3,775,000
County of Carroll Kentucky Solid Waste, TECP,
0.65%, 4/29/10	20,930	20,930,000
County of Jefferson Kentucky, TECP, 0.65%, 4/08/10	35,000	35,000,000
Kentucky Higher Education Student Loan Corp.,
Refunding RB, VRDN, Senior, Series A-1, AMT,
0.34%, 4/07/10 (a)	15,700	15,700,000
Kentucky Public Energy Authority, RB, VRDN, Series A,
0.27%, 4/07/10 (a)	60,000	60,000,000
Reset Optional Certificates Trust II-R,
Refunding RB, ROCS, VRDN, Series II-R-662C,
0.47%, 4/07/10 (a)(b)	16,875	16,875,000
		163,280,000
Louisiana — 0.7%
Louisiana Local Government Environmental Facilities
& Community Development Authority, RB, VRDN (a):
BASF Corp. Project, AMT, 0.46%, 4/07/10	4,000	4,000,000
Go To The Show, Series A, 0.28%, 4/07/10	5,305	5,305,000
Honeywell International Inc. Project, AMT,
0.49%, 4/07/10	6,000	6,000,000
Louisiana Local Government Environmental
Facilities & Community Development Authority,
Refunding RB, VRDN, BASF Corp. Project, Series B,
0.43%, 4/07/10 (a)	7,500	7,500,000
Louisiana Public Facilities Authority, RB, VRDN,
Air Products & Chemicals Project, AMT,
0.43%, 4/07/10 (a)	2,850	2,850,000
Louisiana State Municipal Natural Gas Purchasing
& District Authority, RB, PUTTERS, VRDN,
Series 1411Q, 0.29%, 4/07/10 (a)(b)	11,191	11,191,000
Parish of Ascension Louisiana, RB, VRDN, BASF Corp.
Project, AMT, 0.46%, 4/07/10 (a)	10,100	10,100,000
		46,946,000

	Par
Municipal Bonds	(000)	Value
Maine — 0.00%
Maine Health & Higher Educational Facilities
Authority, Eclipse Funding Trust, RB, VRDN, Series
2007-0104, Solar Eclipse, 0.29%, 4/07/10 (a)(b) $	3,180	$ 3,180,000
Maryland — 1.3%
County of Baltimore Maryland, RB, VRDN, Paths at
Loveton, 0.29%, 4/07/10 (a)	4,270	4,270,000
County of Montgomery Maryland, Refunding RB,
VRDN, Riderwood Village Inc. Project,
0.27%, 4/07/10 (a)	13,200	13,200,000
County of Prince George's Maryland, Refunding RB,
VRDN, Collington Episcopal, Series A,
0.27%, 4/07/10 (a)	6,880	6,880,000
Maryland Community Development Administration,
RB, AMT, VRDN (a):
Clipper Tax-Exempt Certificate Trust,
Series 2009-47, 0.44%, 4/07/10 (b)(c)	2,721	2,721,000
Residential, Series C, 0.30%, 4/07/10	13,630	13,630,000
Maryland Community Development Administration,
Refunding RB, FLOATS, VRDN, Series 2997, AMT,
0.34%, 4/07/10 (a)(b)(c)	8,475	8,475,000
Maryland EDC, RB, VRDN (a):
Bakery de France Facility, AMT, 0.59%, 4/07/10	9,765	9,765,000
Garrett Community College Facility,
0.29%, 4/07/10	6,955	6,955,000
Linemark Printing Project, AMT, 0.49%, 4/07/10	3,630	3,630,000
Pharmaceutics International Inc., Series A, AMT,
0.44%, 4/07/10	4,455	4,455,000
Maryland Industrial Development Financing Authority,
Refunding RB, VRDN, Occidental Petroleum Corp.,
0.29%, 4/07/10 (a)	6,300	6,300,000
Maryland State Stadium Authority, Refunding RB,
VRDN, Baltimore Convention Center,
0.29%, 4/07/10 (a)	2,720	2,720,000
		83,001,000
Massachusetts — 2.7%
Commonwealth of Massachusetts, Refunding RB,
FLOATS, VRDN (a)(b):
Series PT-3058, 0.54%, 4/07/10	27,315	27,315,000
Series PT-3511, 0.54%, 4/07/10	10,520	10,520,000
Commonwealth of Massachusetts, TECP,
0.85%, 4/09/10	10,500	10,500,000
Massachusetts Bay Transportation Authority,
Refunding RB, VRDN, Senior Series A,
0.38%, 10/27/10 (a)	3,500	3,500,000
Massachusetts Development Finance Agency, Macon
Trust, RB, VRDN Certificates, Bank of America,
Series 2007-344, 0.39%, 4/07/10 (a)(b)	61,408	61,408,000
Massachusetts Health & Educational Facilities
Authority, RB, VRDN (a)(b):
Macon Trust, Bank of America, Series 2007-310,
0.32%, 4/07/10	7,510	7,510,000
ROCS, Series II-R-11577PB, 0.33%, 4/07/10	31,710	31,710,000
Massachusetts State Turnpike Authority, Clipper
Tax-Exempt Certificate Trust, RB, VRDN,
Series 2009-74, 0.29%, 4/07/10 (a)(b)	13,160	13,160,000
Massachusetts Water Resources Authority,
Refunding RB, VRDN, Eagle Tax-Exempt Trust,
Series 2006-0054, Class A, 0.30%, 4/07/10 (a)(b)	7,495	7,495,000
		173,118,000

See Notes to Financial Statements.

16 CMA TAX-EXEMPT FUND

MARCH 31, 2010

Schedule of Investments (continued)

Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Michigan — 2.7%
City of Detroit Michigan, RB, ROCS, VRDN,
Series II-R-719PB (AGC), 0.34%, 4/07/10 (a)(b)	$ 12,445	$ 12,445,000
Holt Public Schools Michigan, GO, Refunding, VRDN
(Q-SBLF), 0.38%, 4/07/10 (a)	7,000	7,000,000
Michigan Higher Education Student Loan
Authority, RBC Municipal Products Inc. Trust,
Refunding RB, FLOATS, VRDN, Series L-24, AMT,
0.34%, 4/07/10 (a)(b)	32,045	32,045,000
Michigan State HDA, Refunding RB, VRDN, Series A,
AMT, 0.32%, 4/07/10 (a)	62,770	62,770,000
Michigan State Hospital Finance Authority, RB,
VRDN (a):
Ascension Health Senior Credit, 0.38%, 4/01/10	3,700	3,700,000
Ascension Health Senior Credit, 0.38%, 4/01/10	4,000	4,000,000
Ascension Health, Series B2, Mandatory Put
Bonds, 0.24%, 4/27/10	4,000	4,000,000
Michigan Strategic Fund, RB, VRDN, Livonia Tool Inc.
Project, AMT, 0.50%, 4/07/10 (a)	2,000	2,000,000
Reset Optional Certificates Trust II-R, Refunding RB,
ROCS, VRDN, Series II-R-665PB (BHAC),
0.33%, 4/07/10 (a)(b)	20,675	20,675,000
Wayne County Airport Authority, Refunding RB,
VRDN, Detroit Metropolitan, Series C1, AMT,
0.32%, 4/07/10 (a)	23,990	23,990,000
		172,625,000
Minnesota — 1.5%
City of Rochester Minnesota, Healthcare
Facilities, TECP:
0.25%, 4/06/10	16,000	16,000,000
0.25%, 4/06/10	66,500	66,500,000
Minnesota HFA, RB, VRDN, Residential Housing
Finance, Series C, AMT, 0.32%, 4/07/10 (a)	7,500	7,500,000
State of Minnesota, GO, ROCS, VRDN,
Series II-R-11538PB, 0.33%, 4/07/10 (a)(b)	10,465	10,465,000
		100,465,000
Mississippi — 0.2%
Mississippi Business Finance Corp., RB, VRDN,
Series A, Renaissance, 0.29%, 4/07/10 (a)	7,200	7,200,000
Mississippi Development Bank Special Obligation,
Refunding RB, VRDN, Walnut Grove Youth, Series A,
0.34%, 4/07/10 (a)	8,000	8,000,000
		15,200,000
Missouri — 0.8%
Kansas City IDA Missouri, RB, VRDN, Kansas
City Downtown Redevelopment, Series B,
0.30%, 4/07/10 (a)	11,690	11,690,000
Missouri Joint Municipal Electric Utility Commission,
RB, ROCS, VRDN, Series II-R-620PB (BHAC),
0.35%, 4/07/10 (a)(b)	12,365	12,365,000
Missouri State Health & Educational Facilities
Authority, Refunding RB, VRDN (a):
ARS, SSM Health Care, Series D-2 (AGM),
0.35%, 4/07/10	2,800	2,800,000
Ascension Health, Senior Credit, Series C-1,
Mandatory Put Bonds, 0.56%, 5/04/10	4,250	4,250,000
Sisters of Mercy Health, Series B,
0.29%, 4/07/10	18,125	18,125,000
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT,
0.46%, 4/07/10 (a)	6,000	6,000,000
		55,230,000

	Par
Municipal Bonds	(000)	Value
Nebraska — 0.9%
City of Lincoln Nebraska, RB, FLOATS, VRDN,
Series 2900, 0.31%, 4/07/10 (a)(b)	$ 16,000	$ 16,000,000
Omaha Public Power District, Eclipse Funding Trust,
RB, VRDN, Series 2006-0025, Solar Eclipse,
0.29%, 4/07/10 (a)(b)	18,350	18,350,000
Public Power Generation Agency, RB,
ROCS, VRDN, Series II-R-11019PB (BHAC),
0.33%, 4/07/10 (a)(b)	26,085	26,085,000
		60,435,000
Nevada — 1.7%
County of Clark Nevada, RB:
System, Subordinate Lien, Series A,
2.50%, 7/15/10	90,000	90,428,419
VRDN, ROCS, Series II-R-11825 (AGC),
0.31%, 4/07/10 (a)(b)(c)	2,500	2,500,000
VRDN, ROCS, Series II-R-11827,
0.39%, 4/07/10 (a)(b)(c)	5,000	5,000,000
Truckee Meadows Water Authority, Refunding RB,
FLOATS, VRDN, Series 51TP (AGM),
0.32%, 4/07/10 (a)(b)	11,790	11,790,000
		109,718,419
New Hampshire — 0.6%
New Hampshire Health & Education Facilities
Authority, RB, VRDN (a):
Eclipse Funding Trust, Series 2007-0018, Solar
Eclipse, 0.29%, 4/07/10 (b)	10,415	10,415,000
ROCS, Series II-R-783PB (BHAC),
0.33%, 4/07/10 (b)	20,185	20,185,000
River College, 0.30%, 4/07/10	6,610	6,610,000
		37,210,000
New Jersey — 5.6%
Borough of Edgewater New Jersey, GO, BAN,
1.50%, 8/20/10	6,866	6,883,464
Borough of Upper Saddle River New Jersey, GO,
Refunding, BAN, 1.25%, 2/25/11	6,091	6,135,291
City of Margate City New Jersey, GO, BAN,
1.50%, 7/13/10	3,200	3,206,875
County of Passaic New Jersey, GO, BAN,
1.50%, 4/13/10	8,300	8,302,522
New Jersey EDA, RB, Construction Notes,
Series 2009A, 2.50%, 6/18/10	78,800	79,141,107
New Jersey EDA, Refunding RB , FLOATS, VRDN (a)(b):
Series PT-2805, 0.54%, 4/07/10	18,650	18,650,000
Series PT-3824, 0.54%, 4/07/10	13,960	13,960,000
New Jersey EDA, TECP, 0.28%, 4/05/10	22,000	22,000,000
New Jersey State Housing & Mortgage Finance
Agency, Refunding RB, VRDN, S/F Housing,
Series O, AMT, 0.38%, 4/07/10 (a)	20,000	20,000,000
New Jersey State Turnpike Authority,
Refunding RB, FLOATS, VRDN, Series PT-2493,
0.54%, 4/07/10 (a)(b)	13,960	13,960,000
State of New Jersey, RB, TRAN, 2.50%, 6/24/10	98,000	98,448,666
Tobacco Settlement Financing Corp. New Jersey,
Refunding RB, FLOATS, VRDN, Series 2959,
0.36%, 4/07/10 (a)(b)(c)	11,150	11,150,000
Township of Montclair New Jersey, GO, Refunding,
1.50%, 3/10/11	10,800	10,906,284
Township of North Brunswick New Jersey, GO, BAN,
Series A, 1.50%, 8/13/10	9,985	10,030,108

See Notes to Financial Statements.

CMA TAX-EXEMPT FUND

MARCH 31, 2010

Schedule of Investments (continued)

Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
Township of Readington New Jersey, GO, BAN,
1.00%, 2/03/11	$ 23,100	$ 23,210,882
Township of Woodbridge New Jersey, GO, BAN,
1.50%, 7/02/10	20,000	20,037,913
		366,023,112
New Mexico — 0.5%
City of Rio Rancho New Mexico, Eclipse Funding
Trust, RB, VRDN, Series 2007-0019, Solar Eclipse,
0.29%, 4/07/10 (a)(b)	14,500	14,500,000
New Mexico Municipal Energy Acquisition Authority,
RB, VRDN, 0.29%, 4/07/10 (a)	20,000	20,000,000
		34,500,000
New York — 8.3%
City of New Rochelle New York, GO, Refunding, BAN,
1.50%, 3/11/11	3,339	3,370,364
City of New York New York, GO, Refunding, VRDN,
Fiscal 2008, Sub-Series J-11, 0.29%, 4/07/10 (a)	7,200	7,200,000
City of New York New York, GO, VRDN (a):
ROCS, Series II-R-251A, 0.30%, 4/07/10 (b)	34,200	34,200,000
Sub-Series A-6 (AGM), 0.29%, 4/07/10	19,380	19,380,000
Sub-Series L-5, 0.29%, 4/07/10	17,250	17,250,000
Metropolitan Transportation Authority, RB, RAN,
2.00%, 12/31/10	20,000	20,242,200
New York City Housing Development Corp., RB,
VRDN (a):
Series I2, AMT, Mandatory Put Bonds, 0.72%,
5/13/10	12,500	12,500,000
Beekman Tower, Series A, 0.37%, 4/07/10	24,300	24,300,000
Series L, Mandatory Put Bonds, 0.40%, 12/15/10	3,985	3,985,000
New York City Housing Development Corp.,
Refunding RB, VRDN, M/F, The Crest, Series A,
0.30%, 4/07/10 (a)	6,700	6,700,000
New York City Municipal Water Finance Authority, RB,
VRDN, 2nd General Resolution, Series BB-2,
0.35%, 4/07/10 (a)	17,300	17,300,000
New York City Municipal Water Finance Authority,
Refunding RB, VRDN (a)(b):
Eagle Tax-Exempt Trust, Series 2009-0047,
Class A, 0.30%, 4/07/10 (c)	7,500	7,500,000
PUTTERS, Series 988, 0.28%, 4/07/10	9,400	9,400,000
New York City Transitional Finance Authority, RB,
VRDN (a):
Future Tax Secured, Series C, 0.31%, 4/07/10	20,800	20,800,000
Future Tax Secured, Sub-Series C3,
0.32%, 4/07/10	13,545	13,545,000
New York City Recovery, Series 3, Sub-Series 3B,
0.25%, 4/07/10	24,000	24,000,000
New York City Recovery, Series 3, Sub-Series 3E,
0.29%, 4/07/10	52,000	52,000,000
Sub-Series 2B, 0.32%, 4/07/10	13,100	13,100,000
New York Liberty Development Corp., RB,
VRDN, World Trade Center Project, Series A,
Mandatory Put Bonds, 0.50%, 1/18/11 (a)	78,000	78,000,000
New York Mortgage Agency, MRB, VRDN, 37th Series,
AMT, 0.37%, 4/07/10 (a)	15,200	15,200,000
New York Mortgage Agency, RB, VRDN, AMT (a):
Homeowner Mortgage, Series 125,
0.32%, 4/07/10	3,000	3,000,000
Series 139, 0.30%, 4/07/10	29,000	29,000,000

	Par
Municipal Bonds	(000)	Value
New York (concluded)
New York State Urban Development Corp.,
Refunding RB, VRDN, Service Contract, Series A-4
(AGC), 0.31%, 4/07/10 (a)	$ 5,000	$ 5,000,000
Port Authority of New York & New Jersey, JPMorgan
Chase PUTTERS/DRIVERS Trust, RB, PUTTERS,
VRDN, Series 3192, AMT, 0.38%, 4/07/10 (a)(b)(c)	25,325	25,325,000
Triborough Bridge & Tunnel Authority, RB, VRDN,
General, Series B, 0.29%, 4/07/10 (a)	17,670	17,670,000
Triborough Bridge & Tunnel Authority, Refunding RB,
VRDN, General (a):
Sub-Series B-2, 0.33%, 4/07/10	46,100	46,100,000
Sub-Series B-4, 0.30%, 4/07/10	12,300	12,300,000
		538,367,564
North Carolina — 4.9%
Charlotte Housing Authority North Carolina, RB,
VRDN (a):
Oak Park Project, 0.29%, 4/07/10	7,500	7,500,000
Stonehaven East Project, 0.29%, 4/07/10	6,150	6,150,000
Charlotte-Mecklenburg Hospital Authority North
Carolina, Refunding RB, VRDN (a):
Carolinas Healthcare, Series B, 0.27%, 4/07/10	8,700	8,700,000
Series H, 0.27%, 4/07/10	16,100	16,100,000
City of Charlotte North Carolina, Refunding RB, VRDN,
Charlotte Douglas, Series D, 0.28%, 4/07/10 (a)	1,275	1,275,000
City of Raleigh North Carolina, COP, VRDN, Downtown,
Series B, 0.29%, 4/07/10 (a)	11,000	11,000,000
City of Raleigh North Carolina, Refunding RB, VRDN,
0.39%, 10/27/10 (a)	3,500	3,500,000
City of Winston-Salem North Carolina, COP, VRDN,
Series C, 0.28%, 4/07/10 (a)	7,400	7,400,000
County of Wake North Carolina, GO, VRDN, Series A,
0.31%, 4/07/10 (a)	45,350	45,350,000
Martin County Industrial Facilities & Pollution Control
Financing Authority North Carolina, IDRB, VRDN,
Penco Products Project, AMT, 0.60%, 4/07/10 (a)	9,000	9,000,000
Mecklenburg County North Carolina, GO, Refunding,
7 Month Windows, Series D, 0.39%, 10/27/10 (d)	5,900	5,900,000
North Carolina, BB&T Municipal Trust, RB, FLOATS,
VRDN (a)(b):
Series 1009, 0.34%, 4/07/10	1,930	1,930,000
Series 1011, 0.34%, 4/07/10	1,240	1,240,000
North Carolina Capital Facilities Finance
Agency, RB, VRDN, Aquarium Society Project,
0.32%, 4/07/10 (a)	15,845	15,845,000
North Carolina Capital Facilities Finance Agency,
Refunding RB, VRDN, Duke Energy Carolina,
Series B, AMT, 0.40%, 4/07/10 (a)	6,000	6,000,000
North Carolina HFA, RB, MERLOTS, VRDN, Series B12,
AMT, 0.34%, 4/07/10 (a)(b)(c)	4,585	4,585,000
North Carolina Medical Care Commission, RB,
VRDN (a):
Moses Cone Health System, Series A,
0.28%, 4/07/10	3,000	3,000,000
Novant Health Group, Series B, 0.27%, 4/07/10	9,100	9,100,000
Transylvania Regional Hospital, 0.28%, 4/07/10	12,825	12,825,000
North Carolina Medical Care Commission,
Refunding RB, VRDN (a):
Aldersgate Project, 0.31%, 4/07/10	230	230,000
Moses Cone Health System, 0.32%, 4/07/10	6,850	6,850,000
ROCS, Series II-R-10313, 0.32%, 4/07/10 (b)	106,005	106,005,000

See Notes to Financial Statements.

18 CMA TAX-EXEMPT FUND

MARCH 31, 2010

Schedule of Investments (continued)

Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
North Carolina (concluded)
North Carolina State Education Assistance Authority,
Refunding RB, VRDN, Student Loan, Series A-2,
AMT, 0.32%, 4/07/10 (a)	$ 19,900	$ 19,900,000
Reset Optional Certificates Trust II-R, RB, ROCS,
VRDN, Series II-R-645, 0.30%, 4/07/10 (a)	6,400	6,400,000
Town of Ahoskie North Carolina, GO, BAN, Wastewater,
1.00%, 11/17/10	2,550	2,558,053
		318,343,053
Ohio — 1.9%
City of Willoughby Ohio, GO, BAN, Various Purpose
Improvement, 1.00%, 10/08/10	6,950	6,966,620
County of Wood Ohio, RB, VRDN, GHT Property
Management LLC Project, AMT, 0.69%, 4/07/10 (a)	1,025	1,025,000
Lancaster Port Authority, RB, VRDN,
0.25%, 4/07/10 (a)	16,640	16,640,000
Ohio Air Quality Development Authority,
Refunding PCRB, VRDN, FirstEnergy, Series A,
0.39%, 4/07/10 (a)	36,000	36,000,000
Ohio Air Quality Development Authority, Refunding RB,
VRDN, Cincinnati Gas & Electric (a):
Series A, 0.33%, 4/07/10	7,900	7,900,000
Series B, 0.35%, 4/07/10	16,300	16,300,000
Ohio State Water Development Authority,
Refunding RB, VRDN, FirstEnergy Project,
Series A, AMT, 0.30%, 4/07/10 (a)	30,000	30,000,000
State of Ohio, GO, Refunding, VRDN, Infrastructure,
Series D, 0.28%, 4/07/10 (a)	10,200	10,200,000
		125,031,620
Oklahoma — 0.1%
Oklahoma Development Finance Authority, RB, AMT:
Conoco Project, Series B, 0.33%, 4/07/10	2,500	2,500,000
VRDN, ConocoPhillips Co. Project,
0.33%, 4/07/10 (a)	5,000	5,000,000
		7,500,000
Pennsylvania — 1.3%
Allegheny County Airport Authority Pennsylvania,
Puttable Floating Option Tax-Exempt Receipts,
Refunding RB, FLOATS, VRDN, Series 3965, AMT,
0.61%, 4/07/10 (a)(b)	4,000	4,000,000
Commonwealth of Pennsylvania, Clipper Tax-Exempt
Certificate Trust, RB, VRDN, Series 2009-58,
0.32%, 4/07/10 (a)(b)	12,500	12,500,000
County of Lehigh Pennsylvania, Refunding RB, VRDN,
Lehigh Valley Health Network, Series B (AGC),
0.30%, 4/07/10 (a)	31,575	31,575,000
Emmaus General Authority, RB, VRDN, Pennsylvania
Loan Program, Series A, 0.28%, 4/07/10 (a)	11,500	11,500,000
Pennsylvania HFA, Refunding RB, VRDN, Series 99C,
AMT, 0.35%, 4/07/10 (a)	5,100	5,100,000
Southcentral General Authority Pennsylvania,
Refunding RB, VRDN, Wellspan Health Obligor
Group, Series C, 0.31%, 4/07/10 (a)	5,800	5,800,000
Venango IDA, TECP:
0.50%, 4/06/10	11,048	11,048,000
0.50%, 4/08/10	4,500	4,500,000
		86,023,000

	Par
Municipal Bonds	(000)	Value
Puerto Rico — 1.3%
Commonwealth of Puerto Rico, Austin Trust,
Refunding RB, VRDN Certificates, Bank of America,
Series 2008-355, 0.39%, 4/07/10 (a)(b)	$ 3,100	$ 3,100,000
Puerto Rico Electric Power Authority, Puttable Floating
Option Tax-Exempt Receipts, Refunding RB, FLOATS,
VRDN, Series 4147 (AGM), 0.54%, 4/07/10 (a)(b)	33,385	33,385,000
Puerto Rico Highway & Transportation Authority,
Refunding RB, FLOATS, VRDN, Series PT-3189,
0.54%, 4/07/10 (a)(b)	45,030	45,030,000
		81,515,000
Rhode Island — 0.5%
Narragansett Bay Commission, RB, ROCS, VRDN,
Series II-R-780PB (BHAC), 0.33%, 4/07/10 (a)(b)	17,515	17,515,000
Rhode Island Housing & Mortgage Finance Corp.,
RB, VRDN, Groves at Johnston Project, AMT,
0.34%, 4/07/10 (a)	17,500	17,500,000
		35,015,000
South Carolina — 1.3%
City of Spartanburg South Carolina, RB,
ROCS, VRDN, Series II-R-11020PB (AGM),
0.34%, 4/07/10 (a)(b)	13,445	13,445,000
County of Berkeley South Carolina, GO, BAN,
1.25%, 5/28/10	9,100	9,111,077
County of Greenwood South Carolina,
Refunding RB, VRDN, Fuji Photo Film Project,
AMT, 0.36%, 4/07/10 (a)	12,200	12,200,000
Greenville Hospital System Board, Refunding RB,
VRDN, Series C, 0.32%, 4/07/10 (a)	4,500	4,500,000
Piedmont Municipal Power Agency South
Carolina, Refunding RB, VRDN, Series B (AGC),
0.35%, 4/07/10 (a)	8,200	8,200,000
South Carolina Jobs, EDA, Macon Trust, RB, VRDN
Certificates, Bank of America, Series 2007-303,
0.32%, 4/07/10 (a)(b)	7,480	7,480,000
South Carolina Jobs, EDA, Refunding RB, VRDN,
UMA Refinance Project, 0.30%, 4/07/10 (a)	4,785	4,785,000
South Carolina State Public Service Authority, RB,
VRDN, Eagle Tax-Exempt Trust, Series 2006-0007,
Class A, 0.30%, 4/07/10 (a)(b)	11,500	11,500,000
South Carolina Transportation Infrastructure Bank,
Refunding RB, VRDN (a):
Series B1, 0.29%, 4/07/10	5,280	5,280,000
Series B2, 0.27%, 4/07/10	4,765	4,765,000
		81,266,077
Tennessee — 3.3%
City of Memphis Tennessee, GO, Refunding, BAN,
2.00%, 5/18/10	8,790	8,806,900
Clarksville Public Building Authority, RB, VRDN,
Pooled Financing, Tennessee Municipal Bond Fund,
0.31%, 4/07/10 (a)	10,000	10,000,000
Clarksville Public Building Authority Tennessee, RB,
VRDN, Pooled Financing, Tennessee Municipal
Bond Fund (a):
0.37%, 4/07/10	18,960	18,960,000
0.37%, 4/07/10	26,015	26,015,000
County of Shelby Tennessee, GO, VRDN, Public
Improvement, School, Series B, 0.27%, 4/07/10 (a)	10,000	10,000,000

See Notes to Financial Statements.

CMA TAX-EXEMPT FUND

MARCH 31, 2010

Schedule of Investments (continued)

Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Tennessee (concluded)
Metropolitan Government of Nashville & Davidson
County Health & Educational Facilities Board,
Refunding RB, FLOATS, VRDN (a)(b)(c):
Series 3012, 0.31%, 4/07/10	$ 5,305	$ 5,305,000
Series 3013, 0.29%, 4/07/10	10,000	10,000,000
Metropolitan Government of Nashville & Davidson
County IDB, RB, VRDN, Nashville Symphony Hall
Project, 0.37%, 4/07/10 (a)	12,678	12,678,000
Montgomery County Public Building Authority
Tennessee, RB, VRDN, Tennessee County Loan Pool,
0.37%, 4/07/10 (a)	1,800	1,800,000
Municipal Energy Acquisition Corp. Tennessee,
RB, PUTTERS, VRDN, Series 1578,
0.29%, 4/07/10 (a)(b)	44,870	44,870,000
Shelby County Health Educational & Housing
Facilities Board, Refunding RB, VRDN, Methodist
Le Bonheur, Series A (AGC), 0.30%, 4/07/10 (a)	10,000	10,000,000
Tennergy Corp. Tennessee, RB, VRDN, BNP Paribas
STARS Certificates Trust, Series 2006-001,
0.29%, 4/07/10 (a)	56,090	56,090,000
		214,524,900
Texas — 16.8%
Brazos Harbor Industrial Development Corp., RB,
VRDN, AMT, RB (a):
BASF Corp. Project, 0.45%, 4/07/10	25,000	25,000,000
BASF Corp. Project, 0.46%, 4/07/10	50,000	50,000,000
ConocoPhillips Co. Project, 0.33%, 4/07/10	4,500	4,500,000
Brazos River Harbor Navigation District, RB, VRDN,
AMT, BASF Corp. (a):
Multi-Mode, 0.46%, 4/07/10	15,800	15,800,000
Project, 0.46%, 4/07/10	18,400	18,400,000
Calhoun County Naval IDA Texas, RB, VRDN, British
Petroleum Co., AMT, 0.30%, 4/07/10 (a)	9,000	9,000,000
City of Austin Texas, Refunding RB, VRDN, AMT
(AGM) (a):
Sub-Series 3, 0.32%, 4/07/10	49,925	49,925,000
Sub-Series 4, 0.32%, 4/07/10	52,595	52,595,000
City of Brownsville Texas, Deutsche Bank SPEARS/
LIFERS Trust, RB, SPEARS, VRDN, Series DBE-533,
0.32%, 4/07/10 (a)(b)	1,765	1,765,000
City of Houston Texas, Puttable Floating Option
Tax-Exempt Receipts, Refunding RB, FLOATS, VRDN,
Series 4159 (AGM), 0.54%, 4/07/10 (a)(b)	10,965	10,965,000
City of Houston Texas, Refunding RB, VRDN (a):
First Lien, Series B2, 0.27%, 4/07/10	15,000	15,000,000
ROCS, Series II-R-12046 (AGM),
0.31%, 4/07/10 (b)	13,200	13,200,000
City of Midland Texas, GO, ROCS, VRDN,
Series II-R-810PB, 0.33%, 4/07/10 (a)(b)	10,720	10,720,000
County of Fort Bend Texas, GO, MSTR, VRDN,
Series SGB 46, Class A, 0.30%, 4/07/10 (a)(b)	4,500	4,500,000
County of Harris Texas, Clipper Tax-Exempt
Certificate Trust, GO, VRDN, Series 2009-73,
0.32%, 4/07/10 (a)(b)(c)	10,000	10,000,000
County of Harris Texas, GO, ROCS, VRDN,
Series II-R-10360, 0.30%, 4/07/10 (a)(b)(c)	16,255	16,255,000

	Par
Municipal Bonds	(000)	Value
Texas (continued)
County of Harris Texas, RB, MSTR, VRDN,
Series SGC 31, Class A, 0.32%, 4/07/10 (a)(b)	$ 11,280	$ 11,280,000
Cypress-Fairbanks ISD, GO, FLOATS, VRDN,
Series 86TP, 0.32%, 4/07/10 (a)(b)	2,555	2,555,000
Denton ISD Texas, GO, VRDN, Building,
Series 2005-A, 0.30%, 4/07/10 (a)	2,500	2,500,000
Galena Park ISD Texas, GO, Refunding, FLOATS, VRDN,
Series SG-153 (PSF-GTD), 0.32%, 4/07/10 (a)(b)	12,250	12,250,000
Gulf Coast Waste Disposal Authority, RB, VRDN,
AMT (a):
Air Products Project, 0.43%, 4/07/10	2,200	2,200,000
American Acryl LP Project, 0.37%, 4/07/10	19,000	19,000,000
Harris County Health Facilities Development Corp.,
RB, VRDN, St. Luke's Episcopal, Series A,
0.33%, 4/07/10 (a)	20,000	20,000,000
Katy ISD Texas, GO, VRDN, School Building
(PSF-GTD), 0.29%, 4/07/10 (a)	5,800	5,800,000
Lower Neches Valley Authority Industrial Development
Corp. Texas, Refunding RB, VRDN, ExxonMobil
Project, Series A, 0.28%, 4/07/10 (a)	18,920	18,920,000
Mesquite Industrial Development Corp. Texas, IDRB,
VRDN, Morrison Products, AMT, 0.59%, 4/07/10 (a)	800	800,000
North Texas Municipal Water District, RB, ROCS, VRDN,
Series II-R-593PB, 0.33%, 4/07/10 (a)(b)	8,415	8,415,000
North Texas Tollway Authority, Deutsche Bank SPEARS/
LIFERS Trust, Refunding RB, SPEARS, VRDN,
Series DB-626 (AGC), 0.32%, 4/07/10 (a)(b)	11,487	11,487,000
Port Arthur Navigation District Texas, RB, VRDN,
Air Products & Chemicals Project, AMT,
0.43%, 4/07/10 (a)	10,000	10,000,000
Port of Corpus Christi Authority of Nueces County
Texas, Refunding RB, VRDN, Flint Hills Resource,
Series A, AMT, 0.35%, 4/07/10 (a)	22,650	22,650,000
Port of Port Arthur Navigation District, RB, VRDN,
AMT (a):
Motiva Enterprises Project, 0.42%, 4/07/10	4,800	4,800,000
Multi-Mode, Atofina, Series B, 0.30%, 4/07/10	10,000	10,000,000
Port of Port Arthur Navigation District, Refunding RB,
VRDN, Motiva Enterprises Project, AMT,
0.40%, 4/07/10 (a)	17,335	17,335,000
San Antonio ISD Texas, GO, Refunding, VRDN, Eagle
Tax-Exempt Trust, Series 2009-0037, Class A
(PSF-GTD), 0.30%, 4/07/10 (a)(b)(c)	5,000	5,000,000
Sheldon ISD Texas, GO, PUTTERS, VRDN, Series 2009
(PSF-GTD), 0.32%, 4/07/10 (a)(b)	5,185	5,185,000
Socorro ISD Texas, GO, ROCS, VRDN,
Series II-R-11540PB (PSF-GTD),
0.33%, 4/07/10 (a)(b)(c)	12,670	12,670,000
State of Texas, GO, VRDN, AMT, Veterans Housing
Assistance Fund (a):
Series II-A, 0.32%, 4/07/10	12,425	12,425,000
Series II-A, 0.32%, 4/07/10	31,910	31,910,000
Series II-B (VA), 0.30%, 4/07/10	21,000	21,000,000
State of Texas, RB:
TRAN, 2.50%, 8/31/10	350,000	352,976,159
VRDN, Veterans Housing Assistance Fund,
Series II-B, AMT, 0.32%, 4/07/10 (a)	47,375	47,375,000
Tarrant County Cultural Education Facilities Finance
Corp., RB, FLOATS, VRDN (a)(b)(c):
Series 2973, 0.29%, 4/07/10	36,000	36,000,000
Series 2974, 0.29%, 4/07/10	12,000	12,000,000

See Notes to Financial Statements.

20 CMA TAX-EXEMPT FUND

MARCH 31, 2010

Schedule of Investments (continued)

Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Texas (concluded)
Texas Municipal Gas Acquisition & Supply
Corp. II, RB, ROCS, VRDN, Series II-R-10014,
0.46%, 4/07/10 (a)(b)	$ 61,000	$ 61,000,000
Weslaco Health Facilities Development Corp.,
Refunding RB, VRDN, Knapp Medical Center,
Series A, 0.54%, 4/07/10 (a)	4,775	4,775,000
		1,089,933,159
Utah — 0.6%
State of Utah, GO, FLOATS, VRDN, Series 2987,
0.29%, 4/07/10 (a)(b)(c)	6,000	6,000,000
Utah State Board Of Regents, Refunding RB, VRDN,
Series A, AMT, 0.35%, 4/07/10 (a)	30,000	30,000,000
		36,000,000
Vermont — 0.3%
Vermont Student Assistance Corp., Refunding RB,
VRDN, Senior, Series C-1, AMT, 0.32%, 4/07/10 (a)	17,000	17,000,000
Virginia — 1.6%
Alexandria IDA, RB, VRDN, Young Men's Christian
Association, 0.34%, 4/07/10 (a)	1,000	1,000,000
Alexandria IDA, Refunding RB, VRDN, Goodwin House,
0.30%, 4/07/10 (a)	15,000	15,000,000
Arlington County IDA, Refunding HRB, VRDN,
Woodbury Park Project, Series A (FHLMC),
0.28%, 4/07/10 (a)	3,400	3,400,000
City of Richmond Virginia, RB, ROCS,
VRDN, Series II-R-10410 (AGM),
0.30%, 4/07/10 (a)(b)(c)	2,055	2,055,000
County of Henrico Virginia, RB, ROCS, VRDN,
Series II-R-753PB, 0.33%, 4/07/10 (a)(b)	6,405	6,405,000
Fairfax County EDA, Refunding RB, VRDN, Retirement,
Greenspring, Series B, 0.27%, 4/07/10 (a)	18,900	18,900,000
Fairfax County IDA, RB, VRDN (a):
Health Care, Inova Health, 0.41%, 10/28/10	3,000	3,000,000
Inova Health System Project, Series A-2,
0.29%, 4/07/10	12,000	12,000,000
Inova Health System Project, Series C-1,
0.29%, 4/07/10	1,400	1,400,000
Norfolk EDA, Refunding RB, VRDN, Sentara
Healthcare, Series A, Mandatory Put Bonds:
0.23%, 5/05/10 (a)	2,000	2,000,000
Virginia Commonwealth Transportation Board,
Clipper Tax-Exempt Certificate Trust, RB, VRDN,
Series 2009-38, 0.29%, 4/07/10 (a)(b)	15,460	15,460,000
Virginia HDA, RB, MERLOTS, VRDN, Series B19, AMT,
2.27%, 4/07/10 (a)(b)	3,000	3,000,000
Virginia HDA, Refunding RB, MERLOTS, VRDN,
Series C42, AMT, 0.34%, 4/07/10 (a)(b)	2,880	2,880,000
Virginia Port Authority, RB, BAN, Subordinate,
2.00%, 5/18/10	11,000	11,021,922
Virginia Public Building Authority, RB, VRDN, Series D,
0.32%, 4/07/10 (a)	2,200	2,200,000
Virginia Resources Authority, Refunding RB, FLOATS,
VRDN, Series 1860, 0.28%, 4/07/10 (a)(b)	3,500	3,500,000
Winchester IDA Virginia, Refunding RB,
VRDN, Westminster-Canterbury, Series B,
0.28%, 4/07/10 (a)	1,200	1,200,000
		104,421,922

	Par
Municipal Bonds	(000)	Value
Washington — 1.6%
Chelan County Public Utility District No. 1,
RB, FLOATS, VRDN, Series 2969, AMT,
0.39%, 4/07/10 (a)(b)(c)	$ 6,770	$ 6,770,000
City of Bellevue Washington, GO, Refunding, VRDN,
Eagle Tax-Exempt Trust, Series 2008-0025, Class A
(AGM), 0.32%, 4/07/10 (a)(b)	15,100	15,100,000
City of Seattle Washington, RB, FLOATS, VRDN,
Series 2170 (AGM), 0.28%, 4/07/10 (a)(b)	2,530	2,530,000
County of King Washington, TECP:
0.25%, 4/01/10	7,000	7,000,000
0.25%, 4/01/10	21,300	21,300,000
0.32%, 5/06/10	20,000	20,000,000
Pierce County EDC Washington, RB, VRDN, PNW
Commercial LLC Project, AMT, 0.64%, 4/07/10 (a)	2,065	2,065,000
State of Washington, GO, ROCS, VRDN,
Series II-R-11308, 0.30%, 4/07/10 (a)(b)(c)	2,970	2,970,000
Washington Health Care Facilities Authority, RB, ARS,
VRDN, Overlake Hospital Medical Center,
Series C-2, 0.35%, 4/01/10 (a)	10,000	10,000,000
Washington State University, RB, ROCS, VRDN,
Series II-R-595PB, 0.33%, 4/01/10 (a)(b)	16,135	16,135,000
		103,870,000
West Virginia — 0.4%
Monongalia County Building Commission,
Refunding RB, VRDN, General Hospital, Series A,
0.29%, 4/07/10 (a)	15,505	15,505,000
West Virginia EDA, Refunding RB, VRDN, Ohio Power
Co. Sporn Project, Series C, 0.28%, 4/07/10 (a)	8,000	8,000,000
		23,505,000
Wisconsin — 1.4%
Green Bay Area Public School District, RB, TRAN,
2.00%, 6/25/10	10,000	10,036,578
State of Wisconsin, RB, Operating Notes,
2.50%, 6/15/10	35,000	35,147,114
State of Wisconsin, TECP:
0.31%, 4/09/10	15,000	15,000,000
0.42%, 4/09/10	15,800	15,800,000
0.42%, 4/09/10	7,942	7,942,000
Village of Kohler Wisconsin, RB, VRDN, Kohler Co.
Project, AMT, 0.41%, 4/07/10 (a)	4,000	4,000,000
Wisconsin Health & Educational Facilities Authority,
RB, VRDN, Goodwill Industries, 0.27%, 4/07/10 (a)	5,000	5,000,000
		92,925,692
Wyoming — 0.1%
County of Sweetwater Wyoming, Refunding RB, VRDN,
PacifiCorp, 0.28%, 4/07/10 (a)	3,750	3,750,000
Total Municipal Bonds — 99.1%		6,436,806,133

See Notes to Financial Statements.

CMA TAX-EXEMPT FUND

MARCH 31, 2010

Schedule of Investments (concluded)

Master Tax-Exempt LLC

(Percentages shown are based on Net Assets)

	Par
Closed-End Investment Companies	(000)	Value
Multi-State — 0.6%
Nuveen Municipal Advantage Fund, VRDP, AMT,
0.44%, 4/07/10 (a)(c)	$ 19,700	$ 19,700,000
Nuveen Municipal Market Opportunity
Fund, Inc., VRDP, 3509 Series 1, AMT,
0.44%, 4/07/10 (a)(c)	17,500	17,500,000
Total Closed-End Investment Companies — 0.6%		37,200,000
Total Investments (Cost — $6,474,006,133*) — 99.7%		6,474,006,133
Other Assets Less Liabilities — 0.3%		21,514,739
Net Assets — 100.0%	$ 6,495,520,872

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to quali-
fied institutional investors.
(d) Variable rate security. Rate shown is as of report date.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Master LLC's own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.
The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Master LLC’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2[1]	Level 3	Total
Assets:
Municipal Bonds	—	$6,436,806,133	—	$6,436,806,133
Closed-End Investment
Companies	—	37,200,000	—	37,200,000
Total	—	$6,474,006,133	—	$6,474,006,133

1 See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

22 CMA TAX-EXEMPT FUND

MARCH 31, 2010

Statement of Assets and Liabilities

March 31, 2010	Master Tax-Exempt LLC
Assets
Investments at value — unaffiliated
(cost — $6,474,006,133)	$ 6,474,006,133
Cash	1,044,845
Interest receivable	21,183,456
Investments sold receivable	116,979
Prepaid expenses	210,194
Total assets	6,496,561,607
Liabilities
Investment advisory fees payable	801,097
Other affiliates payable	40,308
Directors’ fees payable	1,622
Withdrawals payable to investors	606
Other accrued expenses payable	197,102
Total liabilities	1,040,735
Net Assets	$ 6,495,520,872
Net Assets Consist of
Investors’ capital	$ 6,495,520,872

Statement of Operations
Year Ended March 31, 2010	Master Tax-Exempt LLC
Investment Income
Income	$ 53,025,056
Expenses
Investment advisory	12,311,653
Accounting services	915,569
Custodian	207,233
Directors	148,550
Professional	106,618
Printing	13,114
Miscellaneous	226,072
Total expenses	13,928,809
Net investment income	39,096,247
Realized Gain
Realized gain from investments	252,491
Net Increase in Net Assets Resulting from Operations	$ 39,348,738

See Notes to Financial Statements.

CMA TAX-EXEMPT FUND

MARCH 31, 2010

Statements of Changes in Net Assets				Master Tax-Exempt LLC
				Year Ended March 31,
Increase (Decrease) in Net Assets:				2010	2009
Operations
Net investment income			$ 39,096,247		$ 199,310,157
Net realized gain				252,491	195,005
Net increase in net assets resulting from operations				39,348,738	199,505,162
Capital Transactions
Proceeds from contributions			47,760,181,661		79,097,894,440
Value of withdrawals			(52,667,487,942)		(80,046,967,072)
Net decrease in net assets derived from capital transactions			(4,907,306,281)		(949,072,632)
Net Assets
Total decrease in net assets			(4,867,957,543)		(749,567,470)
Beginning of year			11,363,478,415		12,113,045,885
End of year			$ 6,495,520,872		$11,363,478,415
Financial Highlights				Master Tax-Exempt LLC
		Year Ended March 31,
	2010	2009	2008	2007	2006
Total Investment Return
Total investment return	0.42%	1.68%	3.34%	3.45%	2.64%
Ratios to Average Net Assets
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	0.43%	1.67%	3.28%	3.44%	2.61%
Supplemental Data
Net assets, end of year (000)	$ 6,495,521	$11,363,478	$12,113,046	$10,143,538	$ 9,524,737

See Notes to Financial Statements.

24 CMA TAX-EXEMPT FUND

MARCH 31, 2010

Notes to Financial Statements Master Tax-Exempt LLC

1. Organization and Significant Accounting Policies:

Master Tax-Exempt LLC (the “Master LLC”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s
Limited Liability Company Agreement permits the Directors of the Master
LLC to issue non-transferable interests, subject to certain limitations. The
Board of Directors of the Master LLC is referred to throughout this report as the “Board of Directors” or the “Board”. The Master LLC’s financial statements are prepared in conformity with accounting principles gen-
erally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation: The Master LLC’s policy is to fair value its financial instru-
ments at market value. The Master LLC securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securi-
ties are valued at cost when purchased and thereafter, a constant pro-
portionate amortization of any discount or premium is recorded until the maturity of the security.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Interest income is recognized on the accrual basis. The Master LLC amortizes all premiums and discounts on debt securities.

Income Taxes: The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the
Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the
Internal Revenue Code of 1986, as amended.

The Master LLC files US federal and various state and local tax returns.
No income tax returns are currently under examination. The statute of limitations on the Master LLC’s US federal tax returns remains open for each of the four years ended March 31, 2010. The statutes of limitations on the Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In January 2010, the Financial Accounting
Standards Board issued amended guidance to improve disclosures about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level
3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effec-
tive for financial statements for fiscal yearS beginning after December
15, 2009, and interim periods within those fiscal years, except for dis-
closures about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim peri-
ods within those fiscal years. The impact of this guidance on the Master
LLC’s financial statements and disclosures is currently being assessed.

Other: Expenses directly related to the Master LLC are charged to that
Master LLC. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Master LLC has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Administration Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America
Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master LLC for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Manager”), an indirect, wholly owned sub-
sidiary of BlackRock, to provide investment advisory and administration services.

The Manager has entered into a separate sub-advisory agreement with
BlackRock Investment Management, LLC (“BIM”), an affiliate of the
Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Master LLC to the Manager.

CMA TAX-EXEMPT FUND

MARCH 31, 2010

Notes to Financial Statements (concluded)

Master Tax-Exempt LLC

The Manager is responsible for the management of the Master LLC’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master
LLC. For such services, the Master LLC pays the Manager a monthly fee at the following annual rates of the Master LLC’s average daily net assets as follows:

Not exceeding $500 million	0.250%
In excess of $500 million, but not exceeding $1 billion	0.175%
In excess of $1 billion	0.125%

For the year ended March 31, 2010, the Master LLC reimbursed the
Manager $188,962 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

3. Market and Credit Risk:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Master LLC may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLC;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Master
LLC may be exposed to counterparty risk, or the risk that an entity with which the Master LLC has unsettled or open transactions may default.
The Master LLC manages counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master LLC to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Master LLC’s exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Master LLC’s
Statement of Assets and Liabilities, less any collateral held by the
Master LLC.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on the
Master LLC through the date the financial statements were issued, and has determined that there were no subsequent events requiring adjust-
ment or additional disclosure in the financial statements.

26 CMA TAX-EXEMPT FUND

MARCH 31, 2010

Report of Independent Registered Public Accounting Firm

Master Tax-Exempt LLC

To the Investors and Board of Directors of
Master Tax-Exempt LLC:

We have audited the accompanying statement of assets and liabilities of
Master Tax-Exempt LLC (the “Master LLC”), including the schedule of investments, as of March 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the finan-
cial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the
Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion.

An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by manage-
ment, as well as evaluating the overall financial statement presentation.
Our procedures included confirmation of securities owned as of March
31, 2010, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Tax-Exempt LLC as of March 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in con-
formity with accounting principles generally accepted in the United
States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 27, 2010

CMA TAX-EXEMPT FUND

MARCH 31, 2010

Officers and Directors
Number of BlackRock-
Advised Registered
		Length		Investment Companies
	Position(s)	of Time		(“RICs”) Consisting of
Name, Address	Held with	Served as		Investment Portfolios	Public
and Year of Birth	Fund/Master LLC	a Director[2]	Principal Occupation(s) During Past 5 Years	(“Portfolios”) Overseen	Directorships
Non-Interested Directors[1]
Ronald W. Forbes	Co-Chair of	Since	Professor Emeritus of Finance, School of Business, State University	36 RICs consisting of	None
55 East 52nd Street	the Board	1981/	of New York at Albany since 2000.	104 Portfolios
New York, NY 10055	and Director	2002
1940
Rodney D. Johnson	Co-Chair of	Since	President, Fairmount Capital Advisors, Inc. since 1987; Director,	36 RICs consisting of	None
55 East 52nd Street	the Board	2007	Fox Chase Cancer Center since 2004; Member of the Archdiocesan	104 Portfolios
New York, NY 10055	and Director		Investment Committee of the Archdiocese of Philadelphia since
1941			2004; Director, The Committee of Seventy (civic) since 2006.
David O. Beim	Director	Since	Professor of Finance and Economics at the Columbia University	36 RICs consisting of	None
55 East 52nd Street		2007	Graduate School of Business since 1991; Trustee, Phillips Exeter	104 Portfolios
New York, NY 10055			Academy since 2002; Chairman, Wave Hill, Inc. (public garden and
1940			cultural center) from 1990 to 2006.
Dr. Matina Horner	Director	Since	Executive Vice President of Teachers Insurance and Annuity Associa-	36 RICs consisting of	NSTAR (electric
55 East 52nd Street		2007	tion and College Retirement Equities Fund from 1989 to 2003.	104 Portfolios	and gas utility)
New York, NY 10055
1939
Herbert I. London	Director and	Since	Professor Emeritus, New York University since 2005; John M. Olin	36 RICs consisting of	AIMS Worldwide,
55 East 52nd Street	Member of the	2007	Professor of Humanities, New York University from 1993 to 2005	104 Portfolios	Inc. (marketing)
New York, NY 10055	Audit Committee		and Professor thereof from 1980 to 2005; President, Hudson
1939			Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham
University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.
Cynthia A. Montgomery	Director	Since	Professor, Harvard Business School since 1989; Director, Harvard	36 RICs consisting of	Newell Rubbermaid,
55 East 52nd Street		1994/	Business School Publishing since 2005; Director, McLean Hospital	104 Portfolios	Inc. (manufacturing)
New York, NY 10055		2002	since 2005.
1952
Joseph P. Platt, Jr.	Director	Since	Director, The West Penn Allegheny Health System (a not-for-profit	36 RICs consisting of	Greenlight Capital
55 East 52nd Street		2007	health system) since 2008; Director, Jones and Brown (Canadian	104 Portfolios	Re, Ltd (reinsurance
New York, NY 10055			insurance broker) since 1998; General Partner, Thorn Partners, LP		company); WQED
1947			(private investment) since 1998; Partner, Amarna Corporation, LLC		Multi-Media (public
			(private investment company) from 2002 to 2008.		broadcasting not-
for-profit)
Robert C. Robb, Jr.	Director	Since	Partner, Lewis, Eckert, Robb and Company (management and	36 RICs consisting of	None
55 East 52nd Street		2007	financial consulting firm) since 1981.	104 Portfolios
New York, NY 10055
1945
Toby Rosenblatt	Director	Since	President, Founders Investments Ltd. (private investments) since	36 RICs consisting of	A.P. Pharma, Inc.
55 East 52nd Street		2007	1999; Director, College Access Foundation of California	104 Portfolios	(specialty
New York, NY 10055			(philanthropic foundation) since 2009; Director, Forward		pharmaceuticals)
1938			Management, LLC since 2007; Director, The James Irvine
Foundation (philanthropic foundation) from 1998 to 2008.

28 CMA TAX-EXEMPT FUND

MARCH 31, 2010

Officers and Directors (continued)
Number of BlackRock-
Advised Registered
		Length		Investment Companies
	Position(s)	of Time		(“RICs”) Consisting of
Name, Address	Held with	Served as		Investment Portfolios	Public
and Year of Birth	Fund/Master LLC	a Director[2]	Principal Occupation(s) During Past 5 Years	(“Portfolios”) Overseen	Directorships
Non-Interested Directors[1] (concluded)
Kenneth L. Urish	Chair of the Audit	Since	Managing Partner, Urish Popeck & Co., LLC (certified public	36 RICs consisting of	None
55 East 52nd Street	Committee and	2007	accountants and consultants) since 1976; Member of External	104 Portfolios
New York, NY 10055	Director		Advisory Board, The Pennsylvania State University Accounting
1951			Department since 2001; Trustee, The Holy Family Foundation
since 2001; Committee Member, Professional Ethics Committee
of the Pennsylvania Institute of Certified Public Accountants
from 2007 to 2010; President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Director, Inter-Tel from
2006 to 2007.
Frederick W. Winter	Director and	Since	Professor and Dean Emeritus of the Joseph M. Katz School of	36 RICs consisting of	None
55 East 52nd Street	Member of the	2007	Business, University of Pittsburgh since 2005 and Dean thereof	104 Portfolios
New York, NY 10055	Audit Committee		from 1997 to 2005; Director, Alkon Corporation (pneumatics)
1945			since 1992; Director, Tippman Sports (recreation) since 2005;
Director, Indotronix International (IT services) from 2004 to 2008.
[1] Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in the terms of Directors who turn 72 prior to December 31, 2013.
[2] Date shown is the earliest date a person has served as a director for the Fund/Master LLC covered by this annual report. Following the combination of
Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain directors as joining the
Fund’s/Master LLC’s board in 2007, each director first became a member of the board of other legacy MLIM or legacy BlackRock funds as follows:
David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery,
1994; Joseph P. Platt, Jr., 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999 and Frederick W. Winter, 1999.
Interested Directors[3]
Richard S. Davis	Director	Since	Managing Director, BlackRock, Inc. since 2005; Chief Executive	169 RICs consisting of	None
55 East 52nd Street		2007	Officer, State Street Research & Management Company from 2000	298 Portfolios
New York, NY 10055			to 2005; Chairman of the Board of Trustees, State Street Research
1945			Mutual Funds from 2000 to 2005.
Henry Gabbay	Director	Since	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director,	169 RICs consisting of	None
55 East 52nd Street		2007	BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer,	298 Portfolios
New York, NY 10055			BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock
1947			Funds and BlackRock Bond Allocation Target Shares from 2005 to
2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

3 Mr. Davis is an “interested person” as defined in the Investment Company Act of 1940, of the Fund/Master LLC based on his position with BlackRock,
Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Fund/Master LLC based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in the terms of Directors who turn 72 prior to December 31, 2013.

CMA TAX-EXEMPT FUND

MARCH 31, 2010

Officers and Directors (concluded)
Position(s)
Name, Address	Held with	Length of
and Year of Birth	Fund/Master LLC	Time Served	Principal Occupation(s) During Past 5 Years
Officers[1]
Anne Ackerley	President and	Since	Managing Director of BlackRock, Inc. since 2000; Vice President of the BlackRock-advised funds from 2007 to
55 East 52nd Street	Chief	2009[2]	2009; Chief Operating Officer of BlackRock’s Global Client Group (GCG) since 2009; Chief Operating Officer
New York, NY 10055	Executive		of BlackRock’s U.S. Retail Group from 2006 to 2009; Head of BlackRock’s Mutual Fund Group from 2000
1962	Officer		to 2006.
Richard Hoerner, CFA	Vice	Since	Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio Management
55 East 52nd Street	President	2009	Group since 2002; Member of the Cash Management Group Executive Committee since 2005.
New York, NY 10055
1958
Jeffrey Holland, CFA	Vice	Since	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2006 to 2009; Chief Operating
55 East 52nd Street	President	2009	Officer of BlackRock’s U.S. Retail Group since 2009; Co-head of Product Development and Management for
New York, NY 10055			BlackRock’s U.S. Retail Group from 2007 to 2009; Product Manager of Raymond James & Associates from
1971			2003 to 2006.
Brendan Kyne	Vice	Since	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product
55 East 52nd Street	President	2009	Development and Management for BlackRock’s U.S. Retail Group since 2009, Co-head thereof from 2007 to
New York, NY 10055			2009; Vice President of BlackRock, Inc. from 2005 to 2008.
1977
Simon Mendelson	Vice	Since	Managing Director of BlackRock, Inc. since 2005; Chief Operating Officer and head of the Global Client Group for
55 East 52nd Street	President	2009	BlackRock’s Global Cash Management Business since 2007; Head of BlackRock’s Strategy and Development Group
New York, NY 10055			from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.
1964
Brian Schmidt	Vice	Since	Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003
55 East 52nd Street	President	2009	including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial
New York, NY 10055			Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001
1958			to 2003.
Christopher Stavrakos, CFA Vice		Since	Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio
55 East 52nd Street	President	2009	Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the
New York, NY 10055			Securities Lending Group at Mellon Bank from 1999 to 2006.
1959
Neal Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund
55 East 52nd Street	Financial	2007	Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
New York, NY 10055	Officer
1966
Jay Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch
55 East 52nd Street		2007	Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director
New York, NY 10055			of MLIM Fund Services Group from 2001 to 2006.
1970
Brian Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of
55 East 52nd Street	Compliance	2007	BlackRock, Inc. since 2005.
New York, NY 10055	Officer
1959
Howard Surloff	Secretary	Since	Managing Director and General Counsel of U.S. Funds of BlackRock, Inc. since 2006; General Counsel (U.S.) of
55 East 52nd Street		2007	Goldman Sachs Asset Management, L.P. from 1993 to 2006.
New York, NY 10055
1965
[1] Officers of the Fund/Master LLC serve at the pleasure of the Boards.
2 Ms. Ackerly has been President and Chief Executive Officer since 2009 and was Vice President from 2007 to 2009.
Further information about the Officers and Directors is available in the Fund’s/Master LLC’s Statements of Additional Information, which can be obtained without charge by calling (800) 221-7210.
Investment Advisor		Custodian	Accounting Agent	Distributor	Address of the Fund
and Administrator		State Street Bank	State Street Bank	BlackRock Investments, LLC	100 Bellevue Parkway
BlackRock Advisors, LLC		and Trust Company	and Trust Company	New York, NY 10022	Wilmington, DE 19809
Wilmington, DE 19809		Boston, MA 02111	Princeton, NJ 08540
Sub-Advisor		Transfer Agent	Independent Registered	Legal Counsel
BlackRock Investment		Financial Data	Public Accounting Firm	Sidley Austin LLP
Management, LLC		Services, Inc.	Deloitte & Touche LLP	New York, NY 10019
Plainsboro, NJ 08536		Jacksonville, FL 32246	Princeton, NJ 08540

30 CMA TAX-EXEMPT FUND

MARCH 31, 2010

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospec-
tuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents.
Mailings of your shareholder documents may be householded indefi-
nitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 221-7210.

Availability of Quarterly Portfolio Schedule

The Fund/Master LLC files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”)
for the first and third quarters of each fiscal year on Form N-Q. The
Fund’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the
SEC’s Public Reference Room in Washington, D.C. Information on the
operation of the Public Reference Room may be obtained by calling
(800) SEC-0330. The Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 221-7210.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 221-7210;
(2) at www.blackrock.com; and (3) on the SEC’s website at
http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC voted proxies relating to securities held in the Fund’s/Master LLC’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 221-7210 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal informa-
tion BlackRock collects, how we protect that information and why in cer-
tain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regula-
tions require BlackRock to provide you with additional or different pri-
vacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or serv-
ices that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the informa-
tion. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

CMA TAX-EXEMPT FUND

MARCH 31, 2010

#11214-3/10

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other govern-
ment agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Total return information assumes reinvest-
ment of all distributions. Past performance results shown in this report should not be considered a representation of future per-
formance. For current month-end performance information, call
(800) 221-7210. The Fund’s current 7-day yield more closely
reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the
“board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the
Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.
The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

(a) Audit Fees	(b) Audit-Related Fees[1]	(c) Tax Fees[2]	(d) All Other Fees[3]

	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End
CMA Tax-Exempt	$6,800	$6,800	$0	$0	$6,100	$6,100	$3,094	$733
Fund
Master Tax-Exempt
LLC	$25,000	$31,400	$0	$0	$6,800	$6,100	$0	$0

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the
SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-
audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed
$10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.
Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-
approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-

audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End
CMA Tax-Exempt Fund	$19,971	$414,333
Master Tax-Exempt LLC	$17,577	$413,600

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $10,777, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under
Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous
Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies –
Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance
Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Tax-Exempt Fund and Master Tax-Exempt LLC

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
CMA Tax-Exempt Fund and Master Tax-Exempt LLC

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
CMA Tax-Exempt Fund and Master Tax-Exempt LLC

Date: May 27, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Tax-Exempt Fund and Master Tax-Exempt LLC

Date: May 27, 2010